Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income / (loss)	$ (3,159)	$ 2,254	$ (2,463)	$ 4,992
Other Comprehensive Income / (Loss):
Foreign currency translation gain / (loss)	(89)	140	(66)	165
Total Comprehensive Income / (Loss):	$ (3,248)	$ 2,394	$ (2,529)	$ 5,157